Schedule of Deferred Tax Asset (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Net operating loss carry forwards	$ 1,535,000	$ 1,302,000
Net deferred tax assets before valuation allowance	1,535,000	1,302,000
Less: Valuation allowance	(1,535,000)	(1,302,000)
Net deferred tax assets